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               [Transamerica Life Insurance Company Letterhead]



September 12, 2001


VIA EDGAR

_________________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Separate Account VA E
     File No. 811-09847, CIK 0001034623
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA E, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Janus Aspen Series, MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Putnam Variable Trust and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 29, 2001, AEGON/Transamerica Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207); on August 28, 2001, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494); on August 28, 2001, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); on August 28, 2001, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384); on August 22, 2001, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185); on August 15 and 16, 2001, MFS(R) Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571); on September 6th and 7th, 2001, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737); on August 30, 2001, Putnam Variable Trust filed its semi-annual report via EDGAR (CIK: 0000822671); and on August 27, 2001, STI Classic Variable Trust filed its semi-
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Securities and Exchange Commission
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September 12,2001

annual report with the Commission via EDGAR (CIK: 0000944487). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division